Financial Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets [Abstract]
Securities available for sale measured at fair value	$ 464,083	$ 499,808	$ 484,211
Securities, held to maturity	182,935	139,688	141,642
Accrued interest receivable	7,208	6,384	6,258
Carrying Value [Member]
Assets [Abstract]
Cash and cash equivalents	17,279	44,575	61,484
Securities available for sale measured at fair value	464,083	499,808	484,211
Securities, held to maturity	185,160	141,795	150,293
Federal Home Loan Bank stock	1,468	1,621	1,835
Loans, net of allowance for loan losses	800,871	781,216	703,166
Accrued interest receivable	7,208	6,384	6,258
Liabilities [Abstract]
Deposits	1,347,298	1,371,839	1,303,099
Borrowings	14,955	3,255	6,288
Accrued interest payable	1,997	1,997	2,364
Carrying Value [Member] | Scenario, Previously Reported [Member]
Assets [Abstract]
Loans, net of allowance for loan losses		790,321
Estimated Fair Value [Member]
Assets [Abstract]
Cash and cash equivalents	17,279	44,575	61,484
Securities available for sale measured at fair value	464,083	499,808	484,211
Securities, held to maturity	182,935	139,688	141,642
Federal Home Loan Bank stock	1,468	1,621	1,835
Loans, net of allowance for loan losses	799,531	780,470	703,025
Accrued interest receivable	7,208	6,384	6,258
Liabilities [Abstract]
Deposits	1,348,190	1,373,537	1,265,898
Borrowings	14,955	3,255	6,288
Accrued interest payable	$ 1,997	1,997	$ 2,364
Estimated Fair Value [Member] | Scenario, Previously Reported [Member]
Assets [Abstract]
Loans, net of allowance for loan losses		789,575
Liabilities [Abstract]
Deposits		$ 1,339,574